January 3, 2020

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:       BNY Mellon Investment Funds IV, Inc.
            - BNY Mellon Floating Rate Income Fund (the "Fund")
            1933 Act File No.:  33-16338
            1940 Act File No.:  811-05202
            CIK No.:  0000819940

Ladies and Gentlemen:

This letter supersedes the 497(j) letter that was filed on December 30, 2019.  Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses for the above-referenced Fund that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 188 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 26, 2019.

Please address any comments or questions to my attention at 412-236-9672.

Sincerely,

/s/ Beth L. Marangoni
Beth L. Marangoni
Analyst/Paralegal